SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CASH AND CASH EQUIVALENTS (DETAILS) (Maximum [Member])	12 Months Ended
Dec. 31, 2011
Maximum [Member]
Maturity Period of Cash and Cash Equivalents	3 months